Schedule of Investments (unaudited)	iShares® Factors US Blend Style ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.0%
Omnicom Group Inc.	16	$1,280

Aerospace & Defense — 1.1%
BWX Technologies Inc.	70	4,068
Lockheed Martin Corp.	96	36,322
Northrop Grumman Corp.	74	26,894
		67,284
Agricultural & Farm Machinery — 0.1%
AGCO Corp.	29	3,781
Toro Co. (The)	12	1,319
		5,100
Air Freight & Logistics — 1.1%
Expeditors International of Washington Inc.	235	29,751
FedEx Corp.	8	2,387
United Parcel Service Inc., Class B	183	38,058
		70,196
Alternative Carriers — 0.3%
Lumen Technologies Inc.	1,208	16,417

Apparel Retail — 0.1%
L Brands Inc.	73	5,260

Apparel, Accessories & Luxury Goods — 0.5%
Carter’s Inc.	26	2,682
Columbia Sportswear Co.	69	6,787
Lululemon Athletica Inc.(a)	25	9,124
Ralph Lauren Corp.	87	10,250
		28,843
Application Software — 5.7%
Adobe Inc.(a)	46	26,939
Anaplan Inc.(a)	77	4,104
Aspen Technology Inc.(a)	300	41,262
Atlassian Corp. PLC, Class A(a)	131	33,649
Avalara Inc.(a)	27	4,369
Cadence Design Systems Inc.(a)	242	33,110
Citrix Systems Inc.	343	40,224
Dropbox Inc., Class A(a)	412	12,488
Dynatrace Inc.(a)	171	9,990
Fair Isaac Corp.(a)	73	36,696
HubSpot Inc.(a)	36	20,978
Intuit Inc.	47	23,038
Manhattan Associates Inc.(a)	170	24,623
Nutanix Inc., Class A(a)	84	3,210
Slack Technologies Inc., Class A(a)	185	8,195
Smartsheet Inc., Class A(a)	78	5,641
Synopsys Inc.(a)	20	5,516
Zoom Video Communications Inc., Class A(a)	46	17,803
		351,835
Asset Management & Custody Banks — 1.0%
Ameriprise Financial Inc.	138	34,345
Franklin Resources Inc.	44	1,408
State Street Corp.	312	25,671
		61,424
Automobile Manufacturers — 0.7%
Tesla Inc.(a)	64	43,501

Automotive Retail — 0.6%
AutoNation Inc.(a)	116	10,998
Security	Shares	Value

Automotive Retail (continued)
AutoZone Inc.(a)	10	$14,922
O’Reilly Automotive Inc.(a)	18	10,192
		36,112
Biotechnology — 3.3%
AbbVie Inc.	768	86,508
Acceleron Pharma Inc.(a)	100	12,549
Amgen Inc.	187	45,581
Biogen Inc.(a)	42	14,543
Gilead Sciences Inc.	77	5,302
Moderna Inc.(a)	93	21,853
Vertex Pharmaceuticals Inc.(a)	92	18,550
		204,886
Building Products — 1.7%
AZEK Co. Inc. (The)(a)	66	2,802
Carrier Global Corp.	389	18,905
Lennox International Inc.	78	27,363
Masco Corp.	252	14,845
Trane Technologies PLC	3	553
Trex Co. Inc.(a)	363	37,102
		101,570
Cable & Satellite — 0.2%
Charter Communications Inc., Class A(a)	9	6,493
Comcast Corp., Class A	17	969
Sirius XM Holdings Inc.	371	2,427
		9,889
Communications Equipment — 1.8%
Arista Networks Inc.(a)	10	3,623
Ciena Corp.(a)	207	11,776
Cisco Systems Inc.	471	24,963
Lumentum Holdings Inc.(a)	175	14,355
Motorola Solutions Inc.	156	33,829
Ubiquiti Inc.	69	21,541
		110,087
Computer & Electronics Retail — 0.5%
Best Buy Co. Inc.	289	33,229

Construction Machinery & Heavy Trucks — 0.5%
Allison Transmission Holdings Inc.	733	29,129

Consumer Finance — 2.4%
Ally Financial Inc.	882	43,959
American Express Co.	5	826
Capital One Financial Corp.	138	21,347
Discover Financial Services	32	3,785
OneMain Holdings Inc.	700	41,937
Synchrony Financial	518	25,134
Upstart Holdings Inc.(a)	69	8,618
		145,606
Data Processing & Outsourced Services — 1.7%
Concentrix Corp.(a)	127	20,422
Mastercard Inc., Class A	86	31,398
Paychex Inc.	60	6,438
PayPal Holdings Inc.(a)	6	1,749
StoneCo Ltd., Class A(a)	340	22,800
Visa Inc., Class A	48	11,223
Western Union Co. (The)	440	10,107
		104,137
Department Stores — 0.0%
Kohl’s Corp.	11	606

Schedule of Investments (unaudited) (continued)	iShares® Factors US Blend Style ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Department Stores (continued)
Nordstrom Inc.(a)	59	$2,158
		2,764
Distributors — 0.4%
Pool Corp.	50	22,933

Diversified Chemicals — 0.0%
Chemours Co. (The)	16	557

Diversified REITs — 0.3%
VEREIT Inc.	328	15,065

Diversified Support Services — 0.1%
Cintas Corp.	7	2,674
IAA Inc.(a)(b)	6	327
		3,001
Electric Utilities — 0.4%
Entergy Corp.	100	9,970
Hawaiian Electric Industries Inc.	8	338
NRG Energy Inc.	367	14,790
		25,098
Electrical Components & Equipment — 0.4%
nVent Electric PLC	465	14,527
Rockwell Automation Inc.	2	572
Shoals Technologies Group Inc., Class A(a)	217	7,703
		22,802
Electronic Equipment & Instruments — 0.5%
Vontier Corp.	527	17,169
Zebra Technologies Corp., Class A(a)	30	15,885
		33,054
Electronic Manufacturing Services — 0.2%
Jabil Inc.	205	11,915

Environmental & Facilities Services — 0.0%
Republic Services Inc.	11	1,210
Waste Management Inc.	4	561
		1,771
Fertilizers & Agricultural Chemicals — 0.6%
Scotts Miracle-Gro Co. (The)	180	34,546

Financial Exchanges & Data — 1.5%
MSCI Inc.	110	58,639
S&P Global Inc.	84	34,478
		93,117
Food Retail — 2.3%
Albertsons Companies Inc., Class A(b)	4,029	79,210
Grocery Outlet Holding Corp.(a)(b)	372	12,893
Kroger Co. (The)	1,228	47,045
		139,148
Footwear — 0.0%
Nike Inc., Class B	4	618

General Merchandise Stores — 1.3%
Dollar General Corp.	69	14,931
Target Corp.	276	66,720
		81,651
Health Care Distributors — 0.3%
Cardinal Health Inc.	143	8,164
McKesson Corp.	44	8,414
		16,578
Security	Shares	Value

Health Care Equipment — 0.4%
Abbott Laboratories	107	$12,404
Hologic Inc.(a)	13	867
IDEXX Laboratories Inc.(a)	21	13,263
		26,534
Health Care Facilities — 0.5%
HCA Healthcare Inc.	148	30,598

Health Care Services — 2.1%
Amedisys Inc.(a)	52	12,736
Chemed Corp.	53	25,149
CVS Health Corp.	314	26,200
DaVita Inc.(a)	224	26,976
Signify Health Inc., Class A(a)	1,178	35,847
		126,908
Health Care Supplies — 0.2%
Quidel Corp.(a)	75	9,609

Health Care Technology — 0.2%
Veeva Systems Inc., Class A(a)	41	12,749

Home Furnishings — 0.1%
Tempur Sealy International Inc.	203	7,956

Home Improvement Retail — 1.5%
Home Depot Inc. (The)	213	67,924
Lowe’s Companies Inc.	126	24,440
		92,364
Homebuilding — 0.2%
PulteGroup Inc.	213	11,623

Homefurnishing Retail — 0.4%
Williams-Sonoma Inc.	160	25,544

Household Products — 1.5%
Clorox Co. (The)	48	8,636
Colgate-Palmolive Co.	25	2,034
Kimberly-Clark Corp.	279	37,324
Procter & Gamble Co. (The)	341	46,011
		94,005
Housewares & Specialties — 0.0%
Newell Brands Inc.	95	2,610

Human Resource & Employment Services — 0.2%
ManpowerGroup Inc.	16	1,902
Robert Half International Inc.	109	9,698
		11,600
Hypermarkets & Super Centers — 1.6%
Costco Wholesale Corp.	108	42,732
Walmart Inc.	400	56,408
		99,140
Independent Power Producers & Energy Traders — 0.6%
Vistra Corp.	2,010	37,286

Industrial Machinery — 2.0%
Dover Corp.	73	10,994
Graco Inc.	7	530
Otis Worldwide Corp.	1,371	112,106
		123,630
Integrated Telecommunication Services — 0.8%
Verizon Communications Inc.	863	48,354

Schedule of Investments (unaudited) (continued)	iShares® Factors US Blend Style ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Home Entertainment — 2.0%
Activision Blizzard Inc.	153	$14,602
Electronic Arts Inc.	105	15,102
Playtika Holding Corp.(a)	3,084	73,523
Take-Two Interactive Software Inc.(a)	126	22,305
		125,532
Interactive Media & Services — 2.5%
Alphabet Inc., Class A(a)	14	34,185
Alphabet Inc., Class C, NVS(a)	13	32,582
Facebook Inc., Class A(a)	197	68,499
Match Group Inc.(a)	102	16,448
		151,714
Internet & Direct Marketing Retail — 4.4%
Amazon.com Inc.(a)	59	202,969
eBay Inc.	494	34,684
Qurate Retail Inc.	1,088	14,242
Wayfair Inc., Class A(a)(b)	48	15,154
		267,049
Internet Services & Infrastructure — 1.1%
Akamai Technologies Inc.(a)	47	5,480
GoDaddy Inc., Class A(a)	67	5,826
MongoDB Inc.(a)	3	1,085
Okta Inc.(a)	29	7,096
VeriSign Inc.(a)	201	45,766
		65,253
Investment Banking & Brokerage — 4.6%
Evercore Inc., Class A	640	90,093
Goldman Sachs Group Inc. (The)	40	15,181
Jefferies Financial Group Inc.	2,529	86,492
Lazard Ltd., Class A	1,057	47,830
LPL Financial Holdings Inc.	38	5,129
Morgan Stanley	251	23,014
Raymond James Financial Inc.	48	6,235
Virtu Financial Inc., Class A	359	9,919
		283,893
Leisure Products — 0.1%
Peloton Interactive Inc., Class A(a)	31	3,845
Polaris Inc.	10	1,369
		5,214
Life & Health Insurance — 1.7%
Aflac Inc.	427	22,914
Athene Holding Ltd., Class A(a)	132	8,910
Brighthouse Financial Inc.(a)	477	21,723
Primerica Inc.	214	32,772
Principal Financial Group Inc.	217	13,712
Unum Group	221	6,276
		106,307
Life Sciences Tools & Services — 0.6%
Mettler-Toledo International Inc.(a)	10	13,853
Sotera Health Co.(a)	356	8,626
Thermo Fisher Scientific Inc.	32	16,143
		38,622
Managed Health Care — 0.2%
Molina Healthcare Inc.(a)	41	10,375

Metal & Glass Containers — 0.1%
Silgan Holdings Inc.	215	8,923

Multi-line Insurance — 0.4%
American Financial Group Inc./OH	151	18,833
Security	Shares	Value

Multi-line Insurance (continued)
Assurant Inc.	5	$781
Hartford Financial Services Group Inc. (The)	112	6,940
		26,554
Multi-Utilities — 0.0%
Ameren Corp.	4	320

Office REITs — 0.3%
SL Green Realty Corp.	240	19,200

Oil & Gas Exploration & Production — 0.5%
APA Corp.	65	1,406
Devon Energy Corp.	793	23,148
Marathon Oil Corp.	426	5,802
		30,356
Oil & Gas Storage & Transportation — 0.3%
Antero Midstream Corp.	1,770	18,390

Other Diversified Financial Services — 0.4%
Equitable Holdings Inc.	718	21,863

Packaged Foods & Meats — 0.7%
Campbell Soup Co.	227	10,349
Flowers Foods Inc.	895	21,659
General Mills Inc.	31	1,889
Hershey Co. (The)	37	6,444
JM Smucker Co. (The)	28	3,628
		43,969
Paper Packaging — 1.0%
Amcor PLC	3,977	45,577
Avery Dennison Corp.	18	3,784
Graphic Packaging Holding Co.	59	1,070
Sealed Air Corp.	224	13,272
		63,703
Personal Products — 0.7%
Estee Lauder Companies Inc. (The), Class A	55	17,495
Herbalife Nutrition Ltd.(a)	521	27,472
		44,967
Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.	780	52,120
Eli Lilly & Co.	244	56,003
Johnson & Johnson	379	62,436
Merck & Co. Inc.	1,233	95,890
Organon & Co.(a)	125	3,782
Pfizer Inc.	410	16,056
Royalty Pharma PLC, Class A	203	8,321
Zoetis Inc.	2	373
		294,981
Property & Casualty Insurance — 1.5%
Allstate Corp. (The)	336	43,828
Assured Guaranty Ltd.	79	3,751
First American Financial Corp.	226	14,091
Hanover Insurance Group Inc. (The)	37	5,019
Mercury General Corp.	58	3,767
White Mountains Insurance Group Ltd.	17	19,516
		89,972
Publishing — 0.0%
News Corp., Class B	90	2,192

Regional Banks — 0.5%
Popular Inc.	414	31,071

Schedule of Investments (unaudited) (continued)	iShares® Factors US Blend Style ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Research & Consulting Services — 2.4%
Booz Allen Hamilton Holding Corp.	959	$81,688
CACI International Inc., Class A(a)	46	11,735
Dun & Bradstreet Holdings Inc.(a)	695	14,852
FTI Consulting Inc.(a)	242	33,060
Leidos Holdings Inc.	62	6,268
		147,603
Restaurants — 1.2%
Domino’s Pizza Inc.	82	38,252
McDonald’s Corp.	10	2,310
Starbucks Corp.	101	11,293
Yum! Brands Inc.	209	24,041
		75,896
Retail REITs — 0.5%
Brixmor Property Group Inc.	252	5,768
Brookfield Property REIT Inc., Class A	1,262	23,839
		29,607
Semiconductor Equipment — 1.5%
Applied Materials Inc.	121	17,230
Enphase Energy Inc.(a)	53	9,732
KLA Corp.	50	16,211
Lam Research Corp.	30	19,521
Teradyne Inc.	215	28,802
		91,496
Semiconductors — 3.6%
Advanced Micro Devices Inc.(a)	42	3,945
Broadcom Inc.	34	16,213
Cirrus Logic Inc.(a)	168	14,300
Intel Corp.	469	26,330
Maxim Integrated Products Inc.	17	1,791
NVIDIA Corp.	49	39,205
Qorvo Inc.(a)	147	28,760
QUALCOMM Inc.	310	44,308
Texas Instruments Inc.	233	44,806
		219,658
Specialized Consumer Services — 0.1%
H&R Block Inc.	261	6,128

Specialty Stores — 0.8%
Dick’s Sporting Goods Inc.	172	17,233
Leslie’s Inc.(a)	1,051	28,892
Tractor Supply Co.	16	2,977
		49,102
Steel — 0.6%
Reliance Steel & Aluminum Co.	237	35,763

Systems Software — 8.1%
Crowdstrike Holdings Inc., Class A(a)	195	49,005
FireEye Inc.(a)	43	869
Fortinet Inc.(a)	175	41,683
McAfee Corp., Class A	748	20,959
Security	Shares	Value

Systems Software (continued)
Microsoft Corp.	1,272	$344,585
Oracle Corp.	339	26,388
Zscaler Inc.(a)	76	16,421
		499,910
Technology Distributors — 0.2%
Avnet Inc.	28	1,123
CDW Corp./DE	51	8,907
SYNNEX Corp.	16	1,948
		11,978
Technology Hardware, Storage & Peripherals — 7.3%
Apple Inc.	2,572	352,261
Hewlett Packard Enterprise Co.	2,430	35,429
HP Inc.	701	21,163
NetApp Inc.	172	14,073
Xerox Holdings Corp.	938	22,034
		444,960
Tobacco — 0.9%
Altria Group Inc.	184	8,773
Philip Morris International Inc.	453	44,897
		53,670
Trading Companies & Distributors — 0.2%
WW Grainger Inc.	26	11,388

Trucking — 0.0%
Schneider National Inc., Class B	62	1,350

Total Common Stocks — 99.7%
(Cost: $4,601,727)		6,119,842

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	32,563	32,582
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	10,000	10,000
		42,582
Total Short -Term Investments — 0.7%
(Cost: $42,580)		42,582

Total Investments in Securities — 100.4%
(Cost: $4,644,307)		6,162,424

Other Assets, Less Liabilities — (0.4)%		(24,196)

Net Assets — 100.0%		$6,138,228

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Factors US Blend Style ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$162,453	$—		$(129,878	)(a)	$5	$2	$32,582	32,563	$625	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000	(a)	—		—	—	10,000	10,000	—		—
						$5	$2	$42,582		$625		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs & Co.(b)	02/27/23	$4,808	$(279	)(c)	$4,497	0.1%
	Monthly	JPMorgan Securities PLC(d)	02/08/23	4,823	(267	)(e)	4,533	0.1
					$(546)		$9,030

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $32 of net dividends and financing fees.

(e)	Amount includes $23 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	65 basis points	65 basis points
Benchmarks:	USD - 1M US Dollar LIBOR BBA	USD - 1M US Dollar LIBOR BBA

Schedule of Investments (unaudited) (continued)	iShares® Factors US Blend Style ETF
June 30, 2021

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of June 30, 2021 expiration 2/27/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Insurance
Fidelity National Financial Inc.	92	$3,998	88.9%
First American Financial Corp.	8	499	11.1

Net Value of Reference Entity — Goldman Sachs & Co.		$4,497

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of June 30, 2021 expiration 2/8/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Insurance
Assured Guaranty Ltd.	25	$1,187	26.2%
Fidelity National Financial Inc.	77	3,346	73.8

Net Value of Reference Entity — JPMorgan Securities PLC		$4,533

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,119,842	$—	$—	$6,119,842
Money Market Funds	42,582	—	—	42,582
	$6,162,424	$—	$—	$6,162,424
Derivative financial instruments(a)
Liabilities
Swaps	$—	$(546)	$—	$(546)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust